Note 4 - Related Party Transactions (Details)	6 Months Ended				6 Months Ended																6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 20, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Executive Services Expense [Member] Eurobulk Marine Holdings Inc. [Member] USD ($)	Jun. 30, 2013 Executive Services Expense [Member] Eurobulk Marine Holdings Inc. [Member] USD ($)	Jun. 30, 2014 Vessel Operating Expenses [Member] Sentinel [Member] USD ($)	Jun. 30, 2013 Vessel Operating Expenses [Member] Sentinel [Member] USD ($)	Jun. 30, 2014 Vessel Operating Expenses [Member] Technomar [Member] USD ($)	Jun. 30, 2013 Vessel Operating Expenses [Member] Technomar [Member] USD ($)	Jun. 30, 2014 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) USD ($)	Jun. 30, 2013 Eurobulk Marine Holdings Inc. [Member] Vessel Management Fees (Member) USD ($)	Jun. 30, 2014 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Jun. 30, 2013 Eurobulk Marine Holdings Inc. [Member] EUR (€)	Jun. 30, 2014 Eurochart [Member] Vessel Sales [Member] USD ($)	Jun. 30, 2013 Eurochart [Member] Vessel Sales [Member] USD ($)	Jun. 30, 2014 Eurochart [Member] Charter Revenues [Member] USD ($)	Jun. 30, 2013 Eurochart [Member] Charter Revenues [Member] USD ($)	Jun. 30, 2014 Sentinel [Member] Maximum [Member]	Jun. 30, 2014 Sentinel [Member]	Jun. 30, 2014 Technomar [Member] USD ($)	Jun. 30, 2014 Euromar LLC Joint Venture (Member) USD ($)	Jun. 30, 2013 Euromar LLC Joint Venture (Member) USD ($)
Note 4 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Daily Fee (in Euro)													€ 685	€ 685
Related Party Transaction, Amounts of Transaction					1,000,000	935,000					2,430,598	2,473,650
Due to Related Parties			1,025,071	903,478
Related Party Transaction Commission Percentage															1.00%		1.25%		5.00%
Related Party Transaction, Expenses from Transactions with Related Party							72,605	70,203	112,428	129,715					204,500	36,764	247,554	227,873
Equity Method Investment, Ownership Percentage																				86.80%	60.00%
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month																					50
Revenue from Related Parties	$ 120,000	$ 120,000																				$ 120,000	$ 120,000